Investments - Realized capital gains and losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Realized capital gains and losses by asset type
Sales	$ 552	$ 42	$ 54
Credit losses	21	(47)	(21)
Valuation of equity investments	154	266	297
Valuation and settlements of derivative instruments	(103)	5	11
Net gains and losses on investments and derivatives	624	266	341
Fixed income securities
Realized capital gains and losses by asset type
Net gains and losses on investments and derivatives	476	54	25
Mortgage loans
Realized capital gains and losses by asset type
Net gains and losses on investments and derivatives	29	(45)	0
Equity securities
Realized capital gains and losses by asset type
Net gains and losses on investments and derivatives	146	225	276
Directly originated corporate loans
Realized capital gains and losses by asset type
Net gains and losses on investments and derivatives	(6)	0	0
Aviation loans
Realized capital gains and losses by asset type
Net gains and losses on investments and derivatives	(6)	0	0
Limited partnership interests
Realized capital gains and losses by asset type
Net gains and losses on investments and derivatives	9	38	43
Derivatives
Realized capital gains and losses by asset type
Net gains and losses on investments and derivatives	(103)	5	11
Other
Realized capital gains and losses by asset type
Net gains and losses on investments and derivatives	$ 79	$ (11)	$ (14)